Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP
Entity Central Index Key	0000943452
Entity Filer Category	Large Accelerated Filer
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2018